SUPPLEMENT DATED MAY 3, 2012
TO
PROSPECTUS DATED MAY 1, 2012

WEALTHQUEST™ III VARIABLE UNIVERSAL LIFE
CONTRACT FORM NUMBERS WQVUL08
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
(REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

The following changes are made to correct a typographical error in an address:

1.	On Page 27 of the WQVUL08 Prospectus, the following sentence within the “Ways to Make Purchase Payments” section is amended to read:

If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 4531, Houston, Texas 77210-4531.

SUPPLEMENT DATED MAY 3, 2012
TO
PROSPECTUS DATED MAY 1, 2012

WEALTHQUEST™ III VARIABLE UNIVERSAL LIFE
CONTRACT FORM NUMBERS WQVUL
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
(REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

This supplement updates certain information contained in your Prospectus. Please read it carefully and keep it with your prospectus for future reference.

The following changes are made to correct a typographical error in an address:

1.	On Page 29 of the WQVUL Prospectus, the following sentence within the “Ways to Make Purchase Payments” section is amended to read:

If you receive a billing statement, you may send a Proper Lockbox Payment in the pre-printed envelope to our lockbox at P.O. Box 4531, Houston, Texas 77210-4531.